ECONOMIC CONTEXT ON GROUP'S OPERATIONS - Paragraphs (Details) $ in Thousands, $ in Millions	Feb. 27, 2024 USD ($) $ / $	Dec. 31, 2023 ARS ($) $ / $	Dec. 13, 2023 $ / $	Dec. 12, 2023 $ / $	Dec. 31, 2022 ARS ($) $ / $
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accumulated inflation index (as a percent)		211.40%
Official exchange rate | $ / $		808	800	350	180
Nominal exchange			2.00%
Free Exchange Market, exchange rate | $ / $	841.15
Relief in new import regime	$ 7,066
Financial assets	8,563	$ 1,861,901,319			$ 1,928,871,913
Bond for the reconstruction, Series 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bonds issued	5,000
Bond for the reconstruction, Series 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bonds issued	2,000
Bond for the reconstruction, Series 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bonds issued	$ 3,000